N-2	12 Months Ended
Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001523289
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Destra Multi-Alternative Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives

There have been no changes in the Fund’s investment objectives since the prior disclosure date that have not been approved by shareholders.

The Fund’s investment objective is to seek returns from capital appreciation and income with an emphasis on income generation.

Principal Investment Strategies and Policies

There have been no changes in the Fund’s Principal Investment Strategies and Policies since the prior disclosure date, other than the removal of references to the Fund’s perpetual term since the Fund has implemented a fixed term expiring at the close of business on March 31, 2027, unless certain performance or trading targets are met.

General Investment Strategy. The Fund pursues its investment objective by investing primarily in income-producing securities, including: (1) public and private real estate securities (including securities issued by real estate funds), (2) alternative investment funds (“AIFs”), which include business development companies (“BDCs”), funds commonly known as “hedge funds” and other private investment funds, which may also include funds that primarily hold real estate investments, (3) master limited partnerships, (4) common and preferred stocks, and (5) structured notes, notes, bonds and asset-backed securities. The Fund also executes investments in the preceding types of securities through index-linked or actively managed exchange-traded funds (“ETFs”), mutual funds and closed-end funds (collectively “Underlying Funds”). The Fund defines AIFs as BDCs, real estate property funds, limited partnerships and limited liability companies that pursue investment strategies linked to real estate, small businesses or other investments that serve as alternatives to investments in traditional stocks and bonds (which could include any type of investment that is consistent with the investment strategy and not a traditional stock or bond). The Fund invests in securities of issuers without restriction as to market capitalization. The majority of the Fund’s investments are not traded on an exchange or in over-the-counter markets; consequently, the majority of the Fund’s investments are illiquid. The Fund’s investments may include investments in non-U.S. securities.

The Fund provides investors with access to an actively managed portfolio of liquid and illiquid alternative investments, many of which are unavailable to the typical individual investor due to high minimum investment and accredited/qualified investor requirements. Validus Growth Investors, LLC (the “Sub-Adviser” or “Validus”) employs a similar multi-asset approach to the Endowment Model (as defined below), while actively managing individual holdings and generating significant non-correlated income. The Endowment Model is a form of the strategic asset allocation model of portfolio construction that involves diversifying investments across strategies, asset classes and investment horizons, as opposed to the standard long-only stock and bond model. To that end, the Fund seeks to:

●	Deliver current income to investors with low correlation to traditional equity and fixed-income investments by pursuing securities in asset classes considered non-traditional in nature;

●	Seek illiquidity premiums;

●	Proactively manage security selection and asset class exposures through cutting-edge research capability, rigorous due diligence efforts, and a consistently applied investment process; and

●	Provide institutional access on favorable terms; as the Sub-Adviser has added to the depth of the portfolio management team, the Fund has benefited from enhanced security selection capabilities and industry relationships in sourcing institutional-quality investments.

Under normal circumstances, the Fund invests over 25% of its net assets in the real estate industry, which it defines to include interests, debt or equity of both publicly traded and private companies engaged in the real estate industry, including, but not limited to, real estate investment trusts (“REITs”), mortgage-backed securities, interests in pooled investment entities, and other forms of securities relating to or involving real estate. This policy is fundamental and may not be changed without Shareholder approval. Real estate funds are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Validus uses both a quantitative screening process and a qualitative selection process when selecting securities for investment by the Fund in connection with the Fund’s strategy. An optimized asset allocation model is used to quantify targeted exposure ranges for various alternative sectors. No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful. The Sub-Adviser utilizes a clearly defined philosophy, which provides a disciplined investment strategy. When determining an asset allocation, the Sub-Adviser typically reviews at least the last ten years (if available) of market data history, which the Sub-Adviser regards as the most relevant for market forecasting purposes. The Sub-Adviser may strategically rebalance its asset allocation according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time. The Sub-Adviser manages investments over a long-term time horizon, while being mindful of the historical context of the markets. The Sub-Adviser employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which it considers to be “best-of-breed.” The Sub-Adviser primarily selects securities with the highest expected income from a sector peer group of issuers with similar market capitalization, credit quality and/or risk-adjusted metrics. Secondarily, the Sub-Adviser considers securities’ potential for capital appreciation. When constructing the Fund’s portfolio, the Sub-Adviser selects securities from sectors that it believes have relatively low volatility and will not be highly correlated to each other or to the equity or fixed income markets, generally. The Sub-Adviser considers low to moderate correlation or volatility strategies to be those which are expected to have 75% or less of the volatility of, or correlation to, the relevant market or index.

Unless otherwise stated herein or in the Fund’s Prospectus or Statement of Additional Information, the Fund’s investment policies are non-fundamental policies and may be changed by the Fund’s Board of Trustees without prior approval of the Fund’s Shareholders.

Portfolio Composition

Real Estate Securities

There are three main vehicles used to execute the Fund’s real estate-related investments:

●	Private and/or Non-Listed Real Estate Securities: This investment vehicle will be used to generate current income, and/or capital appreciation that is generally less volatile than other types of real estate securities. Investment criteria will include evaluating the strength of the sponsor and management. From an operations perspective, the Sub-Adviser will focus on the attractiveness of the specific property type; stability of income; distribution yield and distribution coverage from operations. From a financing perspective, the Sub-Adviser will focus on availability of debt and equity financing and target leverage levels. Finally, the Sub-Adviser will focus on a value-add liquidity event following the close of the offering.

●	Listed (Traded) Real Estate Equities: Investment criteria on a macro level will include: relative attractiveness to the broader stock market, the impact of the debt capital markets on real estate securities, the supply and demand for commercial real estate overall, and the supply and demand for specific property types. On a micro level, the Sub-Adviser will focus on: the attractiveness of a specific property type, quality and historic success of management, relative value price-to-earnings, price-to-cash flow or funds-from-operations within a sector, whether the security is trading at a premium or discount to its NAV, and both internal (e.g., same store growth) and external (e.g., acquisitions and development) growth prospects to drive total earnings growth.

●	Real Estate Debt: In this investment vehicle, the Sub-Adviser will look at both current income opportunities and the ability to acquire debt or preferred stock (which the Fund defines to be a form of debt with respect to real estate) at a discount to face value. This vehicle could include, but is not limited to, secured property level debt, unsecured notes, unsecured notes and preferred equity convertible into common equity and preferred equity. Preferred equity historically trades at a higher yield and has a lower risk profile than its common equity, but also has lower capital gain potential unless it trades at a discount to par. This portion of the Sub-Adviser’s debt strategy will focus on quality of management, sustainability of the business model, coverage of the common dividend and liquidity of the instrument.

Alternative Investment Funds

AIFs selected by the Sub-Adviser include BDCs, funds that invest in private debt securities, hedge funds and other issuers of private placement securities each of which may pay performance-based fees to their managers. A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high-quality debt securities. Private or non-traded BDCs are illiquid and it may not be possible for the Fund to redeem shares or to do so without paying a substantial penalty.

Publicly-traded BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. Additionally, the Fund may invest up to 15% of its net assets in securities of issuers commonly known as “hedge funds,” which are typically privately placed with investors without registration with the Securities and Exchange Commission (“SEC”), employ leverage and hedging strategies as well as pay their managers performance fees on gains. These performance fees may create an incentive for the manager of a hedge fund to enter into investments that are riskier or more speculative than would otherwise be the case. The Sub-Adviser generally seeks to invest in AIFs whose expected risk-adjusted returns are determined to be attractive and likely to have low correlations among each other or with the broad equity and fixed-income markets. The Sub-Adviser uses both a quantitative screening process and a qualitative selection process when selecting AIF securities for investment by the Fund in conjunction with its AIF strategy. To analyze AIFs, the Sub-Adviser relies on both proprietary research and research provided by third parties. The Sub-Adviser reviews each AIF’s management team, operations staff, past performance, philosophy, current holdings and investment process. Specific market opportunities, competitive advantages, relative strengths and weaknesses, and other important factors are also analyzed. Once an investment is made, the new AIF is re-evaluated and tracked on a monthly or quarterly basis. An AIF may be liquidated based on manager drift in style, underperformance, change in management team, deviation from risk management discipline and change in the AIF’s investment opportunity set or strategy, or any other factor that the Sub-Adviser feels will impact future performance. Depending on the terms of the Fund’s investment in an AIF, the Sub-Adviser may or may not be able to liquidate a certain AIF when it desires to do so. When using Underlying Funds to execute the Fund’s AIF strategy, the Sub-Adviser will consider each Underlying Fund’s expenses and quality of management in addition to analyzing the AIF securities held by the Underlying Fund.

Master Limited Partnerships

A master limited partnership (“MLP”) is a publicly traded or privately offered limited partnership or limited liability company. MLPs are typically engaged in one or more aspects of the exploration, production, processing, transmission, marketing, storage or delivery of energy-related commodities such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products. An investment in MLP units differ from an investment in the securities of a corporation. An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such an MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, as compared to an MLP that is not taxed as a corporation, likely causing a reduction in the value of Fund shares. In constructing the model, the Sub-Adviser considers a variety of factors, including but not limited to, market capitalization, liquidity, growth, credit rating, source of qualifying income, business focus, and structure of the MLPs. The Sub-Adviser may also further evaluate MLP investments on potential tax liabilities, trading costs, cash requirements and other factors, including the relative valuation of related MLP or other competing investments.

Common and Preferred Stocks

Stocks are selected by the Sub-Adviser using a proprietary stock selection model that ranks all dividend-payers using specific fundamental characteristics that the Sub-Adviser believes are predictive of strong future total returns, dividend sustainability and dividend growth. These characteristics include the ability-to-pay ratio, dividend payout ratio, dividend yield, historical sales and dividend growth, cash flow conversion ratio, earnings momentum and return on capital. In addition, the Sub-Adviser eliminates stocks that violate specific ability-to-pay, payout ratio, and dividend yield thresholds that vary by sector. The Sub-Adviser may also engage in opportunistic trading strategies with securities that may not pay a dividend but have been identified as having potential short-term pricing inefficiencies.

Structured Notes

Structured notes are selected by the Sub-Adviser to generate interest income and as an economic substitute for the reference index, currency or commodity to which the structured note payments are linked. The Sub-Adviser also may use structured notes to meet specific investment or risk management goals that cannot be met from the standardized financial instruments available in the markets. Structured products can be used as an alternative to a direct investment, as part of the asset allocation process to reduce risk exposure of the Fund’s portfolio or to capitalize on a current market trend. The Sub-Adviser selects structured notes of any maturity issued by an entity that the Sub-Adviser considers creditworthy.

Debt Securities

Other debt securities are selected by the Sub-Adviser to generate interest income and diversify the Fund’s portfolio returns against equity market risks. The Fund invests without limit in fixed rate or floating rate debt instruments of any maturity that the Sub-Adviser believes are creditworthy or have acceptable recovery value in the event of default (through restructuring in or outside of bankruptcy) regardless of rating, including lower-quality debt securities commonly known as “high yield” or “junk” bonds. The Sub-Adviser employs measurers consisting of debt-to-assets, debt service coverage ratio and asset liquidation values and other metrics to assess credit quality. The Sub-Adviser selects asset-backed securities when it believes these securities offer higher yield or better prospects for capital preservation or appreciation than competing investments in traditional debt instruments.

Underlying Funds

The Sub-Adviser will invest in Underlying Funds when it wishes the Fund to have representation in a certain sector or security type, but cannot find sufficient or suitable individual securities that meet its investment criteria. The Sub-Adviser ranks Underlying Funds on relative expenses, past performance and strategy fit for the Fund. In general, the Sub-Adviser selects Underlying Funds that it believes offer more efficient execution of the Fund’s strategy, such as when ample individual investments are not readily available or the available investments do not meet the selection criteria of the Sub-Adviser, the Sub-Adviser may seek to invest in an Underlying Fund in order to gain indirect exposure to a particular sector or class of securities.

Other Information Regarding the Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, the Sub-Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective. The Sub-Adviser may invest the Fund’s cash balances in any investments it deems appropriate. The Sub-Adviser expects that such investments will be made, without limitation and as permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Sub-Adviser and the Fund’s portfolio managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100% for the current fiscal year but may vary greatly from year to year and will not be a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Sub-Adviser, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the “Code”). As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income.

Other Characteristics

Real Estate Securities

Real Estate Investment Trusts. The Fund will invest in public and private REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs may or may not be publicly-traded and the Fund may invest, without limitation, in REITs which are not publicly-traded. The market value of REIT shares and the ability of REITs to distribute income may be adversely affected by numerous factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance costs, the cost of complying with the Americans with Disabilities Act, increasing competition and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.

Distributions paid by REITs will generally not qualify for the reduced federal income tax rates applicable to qualified dividend income under the Code. Such dividends, however, may qualify as Section 199A dividends.

Real Estate LPs, LLCs, Private Funds. The Fund may invest in public and private real estate LPs, LLCs, and other private funds. These public and private funds are often pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. The funds may or may not be publicly-traded and the Fund may invest, without limitation, in funds which are not publicly-traded. The market value of the private fund shares and their ability to distribute income may be affected by numerous factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance costs, the cost of complying with the Americans with Disabilities Act, increasing competition and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers. In addition, distributions received by the Fund from these funds may consist of dividends, capital gains and/or return of capital.

Preferred Stocks. The Fund may invest in preferred stocks of real estate companies. Preferred stocks are securities that pay dividends at a specified rate and have a preference over common stocks in the payment of dividends and the liquidation of assets. This means that an issuer must pay dividends on its preferred stock prior to paying dividends on its common stock. In addition, in the event a company is liquidated, preferred shareholders must be fully repaid on their investments before common shareholders can receive any money from the company. Preferred shareholders, however, usually have no right to vote for a company’s directors or on other corporate matters. Preferred stocks pay a fixed stream of income to investors, and this income stream is a primary source of the long-term investment return on preferred stocks. As a result, the market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks. In this respect, preferred stocks share many investment characteristics with debt securities.

Convertible Securities

Convertible bonds and convertible preferred stocks are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible securities generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises).

The Fund may invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Alternative Investment Funds

The managers of AIFs employ a variety of “alternative” investment strategies to achieve attractive risk-adjusted returns (i.e., returns adjusted to take into account the volatility of those returns) with low correlation (expected to be less than 75%) to the broad equity and fixed-income markets. “Alternative” investment strategies, unlike pure “relative return strategies,” are generally managed without reference to the performance of equity, debt and other markets. AIFs selected by the Sub-Adviser include BDCs, funds that invest in private debt and or equity securities, hedge funds and other issuers of private placement securities, each of which may pay performance-based fees to their managers.

With respect to BDCs, federal securities laws impose certain restraints upon the organization and operations of BDCs. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or in thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt instruments that mature in one year or less. BDCs may have performance-based incentive fees and frequently trade at a discount.

The Sub-Adviser expects to invest in other forms of AIFs that employ non-traditional strategies such as investing in defaulted debt securities or in the securities of companies undergoing a merger, business spin-off or other form of restructuring.

Additionally, the Fund may invest up to 15% of its net assets in securities of certain AIFs commonly known as “hedge funds,” which are typically privately placed with investors without registration with the SEC, employ leverage and hedging strategies as well as pay their managers performance fees on gains. These fees may create an incentive for the manager of a hedge fund to enter into investments that are riskier or more speculative than would otherwise be the case. The Sub-Adviser intends to allocate the Fund’s assets among AIFs that, in the view of the Sub-Adviser, represent attractive investment opportunities. In selecting AIFs, the Sub-Adviser (with the aid of research services employed by the Sub-Adviser), assesses the likely risks and returns of the different alternative investment strategies utilized by the AIFs, and evaluates the potential correlation among the investment strategies under consideration. The Sub-Adviser generally seeks to invest in AIFs whose expected risk-adjusted returns are determined to be attractive and likely to have low correlations among each other or with the broad equity and fixed-income markets.

Risk Factors [Table Text Block]

Risk Factors

Investing in the Fund involves certain risks relating to its structure and investment objective. You should carefully consider these risk factors, together with all of the other information included in this report, before deciding whether to make an investment in the Fund. An investment in the Fund may not be appropriate for all investors, and an investment in the common shares of the Fund should not be considered a complete investment program.

The risks set forth below are not the only risks of the Fund, and the Fund may face other risks that have not yet been identified, which are not currently deemed material or which are not yet predictable. If any of the following risks occur, the Fund’s financial condition and results of operations could be materially adversely affected. In such case, the Fund’s NAV and the trading price of its securities could decline, and you may lose all or part of your investment.

Various risk factors below have been updated since the prior disclosure date to reflect certain updates. Additionally, Pandemic Risk has been removed as a principal risk of the Fund and has been replaced with Market Developments Risk since the prior disclosure date. Additionally, Equity Risk has been added as a principal risk since the prior disclosure date.

Principal Risks Relating to Investment Strategies and Fund Investments

Market Developments Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. The occurrence of events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Afghanistan, Pakistan, Egypt, Libya, Syria and other parts of the Middle East, international war or conflict (including Russia’s invasion of Ukraine and the Israel-Hamas war), the outbreak of infectious diseases (including epidemics and pandemics) or other public health issues, terrorist attacks in the U.S. and around the world, social and political discord, debt crises (such as the recent Greek crisis), sovereign debt downgrades, or the exits or potential exits of one or more countries from the EU or various trade pacts, among others, may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the securities markets may be affected by these events and cannot predict the effects of these and similar events in the future on the U.S. economy and securities markets. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organizations to carry out the duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak of COVID-19 and its variants resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. This outbreak negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are more widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

BDC Risk. BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Private and public non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their NAV because they generally invest in unlisted securities and typically have limited access to capital markets. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors which may create uncertainty as to the value of the BDC’s investments.

Investment and Market Risk. An investment in the Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Shares represents an indirect investment in the portfolio of securities and investments owned by the Fund, and the value of these securities and loans may fluctuate, sometimes rapidly and unpredictably. At any point in time, an investment in the Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund, if any, and the ability of Shareholders to reinvest dividends. The Fund anticipates using leverage, which will magnify the Fund’s risks and, in turn, the risks to the Shareholders.

Credit Risk. Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it and Underlying Funds may invest in below investment grade securities, which are commonly referred to as “junk” and “high yield” securities; such securities, while generally offering the potential for higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. Some investments are not readily marketable and may be subject to restrictions on resale. When a secondary market exists, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Further, the lack of an established secondary market for illiquid investments may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities. The Adviser’s judgment may play a greater role in the valuation process.

Interest Rate Risk. If interest rates increase, the value of the Fund’s investments generally will decline. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.

Below Investment Grade Rating Risk. Debt instruments that are rated below investment grade are often referred to as “high yield” securities or “junk bonds.” Junk bonds and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. These instruments may be particularly susceptible to economic downturns.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current NAV per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Inflation/Deflation Risk. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to the Shareholders. Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of borrowers and may make borrower defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Structured Products Risk. The Fund may invest in structured products, including, without limitation, structured notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same assets, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund. Investments in structured products involve risks, including credit risk and market risk. Certain structured products may be thinly traded or have a limited trading market.

The Fund may invest in structured products collateralized by below investment grade or distressed loans or securities. Investments in such structured products are subject to the risks associated with below investment grade securities, described above under “— Below Investment Grade Rating Risk.”

Structured Notes Risk. Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Non-U.S. Securities Risk. Investments in certain non-U.S. securities involve factors not typically associated with investing in the United States or other developed countries, including risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices, and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital, possibly requiring government approval; expropriation or confiscatory taxation; other government restrictions by the United States or other governments; higher rates of inflation; higher transaction costs; and reliance on a more limited number of commodity inputs, service providers, and/or distribution mechanisms; and (iv) the possible imposition of local taxes on income and gains recognized with respect to securities and assets.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

A number of countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their NAVs. If the Fund acquires shares in closed-end investment companies, Shareholders would bear both their proportionate share of the Fund’s expenses (including investment advisory fees) and, indirectly, the expenses of such closed-end investment companies. The Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

Foreign Currency Risk. Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments, and the amount of distributions, if any, made by the Fund. In addition, the Fund may incur substantial costs in converting investment proceeds from one currency to another. The Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests may be subject to risks relating to changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Fund may also be adversely affected as a result.

Liquidity Risk. The Fund may invest without limitation in investments that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid investments if qualified institutional buyers are unwilling to purchase these securities.

Illiquid investments and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid investments and restricted securities generally is more volatile than that of more liquid investments, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid investments and restricted securities may also be more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid investments and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it.

To the extent that the traditional dealer counterparties that engage in debt trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the debt markets. Additionally, market participants other than the Fund may attempt to sell debt holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Equity Risk. To the extent the Fund invests in common stocks, preferred stocks, convertible securities, rights and warrants, it will be exposed to equity risk. Equity markets may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Preferred stocks often behave more like fixed income securities. If interest rates rise, the value of preferred stocks having a fixed dividend rate tends to fall. The value of convertible securities fluctuates with the value of the underlying stock or the issuer’s credit rating. Rights and warrants do not necessarily move in parallel with the price of the underlying stock and the market for rights and warrants may be limited.

Management Risk. The NAV of the Fund changes daily based on the performance of the securities in which it invests. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. MLPs are generally considered interest-rate sensitive investments.

Real Estate Industry Concentration Risk. The Fund concentrates its investments in the real estate industry and its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of the Fund’s shares is affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing, and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general. To the extent that the Fund invests in real estate securities designated as REITs, if a court were to disregard the limited liability legal structure of a REIT, the Fund could be liable for a portion of claims in excess of that REITs assets, such as claims arising from environmental problems. Failure to qualify as a REIT under the Code would increase the REIT’s tax liability thereby reducing the REIT’s net income available for investment or distribution; additionally, certain preferred tax treatment of distributions would no longer be passed through to investors.

REIT Tax Risks. Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment.

Distributions paid by REITs generally will not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. Such dividends, however, may qualify as Section 199A dividends. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Underlying Funds/AIFs Risk. As a result of the Fund’s investments in Underlying Funds, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. Additional risks of investing in Underlying Funds are described below:

●	Strategies Risk: Each Underlying Fund and AIF is subject to specific risks, depending on the nature of the Underlying Fund/AIF. Inverse ETFs will limit the Fund’s participation in market gains.

●	ETF Tracking Risk: Investment in the Fund should be made with the understanding that the index-linked ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

●	Risk Related to NAV and Market Price: The market value of ETF and closed-end fund shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV. In addition, certain ETFs and closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

●	Additional Risks: The strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating investments in the manner the Sub-Adviser considers optimal. Under Section 12(d)(1)(A) of the 1940 Act, the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of the Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. Under Section 12(d)(1)(C) of the 1940 Act, the Fund, together with any other investment companies for which the Adviser acts as an investment adviser, may not, in the aggregate, own more than 10% of the total outstanding voting stock of a registered closed-end investment company. Section 12(d)(1)(F) of the 1940 Act provides that the limitations of Section 12(d)(1) described above shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such Underlying Fund is owned by the Fund and all affiliated persons of the Fund, and (ii) certain requirements are met with respect to sales charges. In addition, Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) permits the Fund to invest in Underlying Funds beyond the limitations of Section 12(d)(1) described above, subject to various conditions, including that the Fund enter into an investment agreement with the Underlying Fund (which agreements may impose additional conditions on the Fund).

Structural Risks:

Stockholder Activism. The Fund may in the future become the target of stockholder activism. Stockholder activism could result in substantial costs and divert management’s and the Board’s attention and resources from its business. Also, the Fund may be required to incur significant legal and other expenses related to any activist stockholder matters. Further, the Fund’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any stockholder activism.

Anti-Takeover Provisions. Delaware law and the Fund’s Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund, including the adoption of a staggered Board of Trustees and the supermajority voting requirements. These provisions could deprive the common shareholders of opportunities to sell their common shares at a premium over the then current market price of the common shares or at NAV.

Risks Associated with Additional Offerings. There are risks associated with offerings of additional common or preferred shares of the Fund. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Fund’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Fund’s Shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

In the event any series of fixed rate preferred shares are issued and such shares are intended to be listed on an exchange, prior application will have been made to list such shares. During an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, although they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period. Fixed rate preferred shares may trade at a premium to or discount from liquidation value.

There are risks associated with an offering of Rights (in addition to the risks discussed herein related to the offering of shares and preferred shares). Shareholders who do not exercise their rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their rights. As a result of such an offering, a shareholder may experience dilution in NAV per share if the subscription price per share is below the NAV per share on the expiration date. In addition to the economic dilution described above, if a shareholder does not exercise all of its Rights, the shareholder will incur voting dilution as a result of the Rights offering. This voting dilution will occur because the shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the Rights offering.

There is a risk that changes in market conditions may result in the underlying common shares or preferred shares purchasable upon exercise of Rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the Rights. If investors exercise only a portion of the rights, the number of shares issued may be reduced, and the shares may trade at less favorable prices than larger offerings for similar securities. Rights issued by the Fund may be transferable or non-transferable rights.

Secondary Market for the Common Shares. The issuance of shares of the Fund through the Fund’s dividend reinvestment plan (“Plan”) may have an adverse effect on the secondary market for the Fund’s shares. The increase in the number of outstanding shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such shares may be issued, may put downward pressure on the market price for the Common Shares. When the shares are trading at a premium, the Fund may also issue shares that may be sold through private transactions effected on the NYSE or through broker-dealers.

Effects of Leverage [Text Block]

Leverage

The Fund intends to use leverage to pursue its investment objective, including by borrowing funds from banks or other financial institutions, investing in derivative instruments with leverage embedded in them, and/or issuing debt securities. The Fund may borrow money or issue debt securities in an amount up to 33 1/3% of its total assets (50% of its net assets). The Fund intends to use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Fund may also use leverage to fund distributions.

The use of leverage can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, will be borne entirely by the Shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, leverage will decrease or increase, as the case may be, the net asset value (“NAV”) per Share to a greater extent than if the Fund did not utilize leverage. A reduction in the Fund’s NAV may cause a reduction in the market price of the Shares. The Fund’s leverage strategy may not be successful.

Certain types of leverage utilized by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. Destra Capital Advisors LLC (the “Adviser”) does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with its investment objective and policies if the Fund were to use leverage.

Under the 1940 Act, the Fund is not permitted to issue senior securities if, immediately after the issuance of such senior securities, the Fund would have an asset coverage ratio (as defined in the 1940 Act) of less than 300% with respect to senior securities representing indebtedness (i.e., for every dollar of indebtedness outstanding, the Fund is required to have at least three dollars of assets). The 1940 Act also provides that the Fund may not declare distributions, or purchase its stock (including through share repurchases), if immediately after doing so it will have an asset coverage ratio of less than 300%. Under the 1940 Act, certain short-term borrowings (such as for cash management purposes) are not subject to these limitations if (i) repaid within 60 days, (ii) not extended or renewed and (iii) not in excess of 5% of the total assets of the Fund.

The Fund may leverage its portfolio by entering into one or more credit facilities.

The Fund may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

Since the prior disclosure date, this “Leverage” section has been updated to reflect the Fund’s current use of leverage.

Derivatives Transactions. The Fund may use derivative strategies that have economic leverage embedded in them. Effective August 19, 2022, Rule 18f-4 under the 1940 Act replaced the asset segregation framework previously used by funds to comply with limitations on leverage imposed by the 1940 Act. Rule 18f-4 generally mandates that a fund either limit derivatives exposure to 10% or less of its net assets as a limited derivative user (“Limited Derivative User”), or in the alternative implement: (i) limits on leverage calculated based on value-at-risk; and (ii) a written derivatives risk management program administered by a derivatives risk manager appointed by the fund’s board, including a majority of the independent trustees, that is periodically reviewed by the board. The Fund currently operates as a Limited Derivative User under Rule 18f-4.

Rule 18f-4 permits the Fund to enter into reverse repurchase agreements and similar financing transactions, notwithstanding limitations on the issuance of senior securities under Section 18 of the 1940 Act, provided that the Fund either (i) treats these transactions as Derivatives Transactions under Rule 18f-4, or (ii) ensures that the 300% asset coverage ratio discussed above is met with respect to such transactions and any other borrowings in the aggregate. Under Rule 18f-4, reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund satisfies the Limited Derivative User exception noted above.

Illustration. The following table illustrates the effect of leverage on returns from an investment in the Fund’s shares, assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $114 million in average total assets, (ii) a weighted average cost of funds of 9.72%, (iii) $18 million in borrowings outstanding (i.e. assumes the Fund borrows funds equal to 19% of its average net assets during such period) and (iv) $96 million in average net assets. In order to compute the corresponding return to shareholders, the “Assumed Return on the Fund’s Portfolio (net of expenses)” is multiplied by the assumed average total assets to obtain an assumed return to the Fund. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds by the assumed borrowings outstanding, and the product is subtracted from the assumed return to the Fund in order to determine the return available to shareholders. The return available to shareholders is then divided by shareholders’ equity to determine the corresponding return to shareholders. Actual interest payments may be different.

Assumed Return on the Fund’s Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding return to Shareholders	-13.81%	-7.81%	-1.82%	4.17%	10.17%

Similarly, the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.82% in order to cover the annual interest payments on the Fund’s outstanding borrowings.

Effects of Leverage [Table Text Block]
Assumed Return on the Fund’s Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding return to Shareholders	-13.81%	-7.81%	-1.82%	4.17%	10.17%

Return at Minus Ten [Percent]	(13.81%)
Return at Minus Five [Percent]	(7.81%)
Return at Zero [Percent]	(1.82%)
Return at Plus Five [Percent]	4.17%
Return at Plus Ten [Percent]	10.17%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Mar. 31, 2024
Market Developments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Developments Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. The occurrence of events similar to those in recent years, such as the aftermath of the war in Iraq, instability in Afghanistan, Pakistan, Egypt, Libya, Syria and other parts of the Middle East, international war or conflict (including Russia’s invasion of Ukraine and the Israel-Hamas war), the outbreak of infectious diseases (including epidemics and pandemics) or other public health issues, terrorist attacks in the U.S. and around the world, social and political discord, debt crises (such as the recent Greek crisis), sovereign debt downgrades, or the exits or potential exits of one or more countries from the EU or various trade pacts, among others, may result in market volatility, may have long-term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide. The Fund does not know how long the securities markets may be affected by these events and cannot predict the effects of these and similar events in the future on the U.S. economy and securities markets. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organizations to carry out the duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements. The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak of COVID-19 and its variants resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. This outbreak negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are more widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

Additionally, U.S. and global markets recently have experienced increased volatility, including the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

B D C Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BDC Risk. BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk. Private and public non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their NAV because they generally invest in unlisted securities and typically have limited access to capital markets. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors which may create uncertainty as to the value of the BDC’s investments.

Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk. An investment in the Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Shares represents an indirect investment in the portfolio of securities and investments owned by the Fund, and the value of these securities and loans may fluctuate, sometimes rapidly and unpredictably. At any point in time, an investment in the Shares may be worth less than the original amount invested, even after taking into account distributions paid by the Fund, if any, and the ability of Shareholders to reinvest dividends. The Fund anticipates using leverage, which will magnify the Fund’s risks and, in turn, the risks to the Shareholders.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. Credit risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it and Underlying Funds may invest in below investment grade securities, which are commonly referred to as “junk” and “high yield” securities; such securities, while generally offering the potential for higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal. Some investments are not readily marketable and may be subject to restrictions on resale. When a secondary market exists, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Further, the lack of an established secondary market for illiquid investments may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities. The Adviser’s judgment may play a greater role in the valuation process.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. If interest rates increase, the value of the Fund’s investments generally will decline. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.

Below Investment Grade Rating Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Rating Risk. Debt instruments that are rated below investment grade are often referred to as “high yield” securities or “junk bonds.” Junk bonds and similar instruments often are considered to be speculative with respect to the capacity of the borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. These instruments may be particularly susceptible to economic downturns.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current NAV per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to the Shareholders. Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of borrowers and may make borrower defaults more likely, which may result in a decline in the value of the Fund’s portfolio.

Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Products Risk. The Fund may invest in structured products, including, without limitation, structured notes. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.

The Fund may have the right to receive payments only from the structured product and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same assets, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund. Investments in structured products involve risks, including credit risk and market risk. Certain structured products may be thinly traded or have a limited trading market.

The Fund may invest in structured products collateralized by below investment grade or distressed loans or securities. Investments in such structured products are subject to the risks associated with below investment grade securities, described above under “— Below Investment Grade Rating Risk.”

Structured Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Notes Risk. Investments in structured notes involve risks, including credit risk and market risk. Where the Fund’s investments in structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, depending on the factor used and the use of multipliers or deflators, changes in interest rates and movement of the factor may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

Non U S Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Securities Risk. Investments in certain non-U.S. securities involve factors not typically associated with investing in the United States or other developed countries, including risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices, and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital, possibly requiring government approval; expropriation or confiscatory taxation; other government restrictions by the United States or other governments; higher rates of inflation; higher transaction costs; and reliance on a more limited number of commodity inputs, service providers, and/or distribution mechanisms; and (iv) the possible imposition of local taxes on income and gains recognized with respect to securities and assets.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

A number of countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their NAVs. If the Fund acquires shares in closed-end investment companies, Shareholders would bear both their proportionate share of the Fund’s expenses (including investment advisory fees) and, indirectly, the expenses of such closed-end investment companies. The Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments, and the amount of distributions, if any, made by the Fund. In addition, the Fund may incur substantial costs in converting investment proceeds from one currency to another. The Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests may be subject to risks relating to changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Fund may also be adversely affected as a result.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund may invest without limitation in investments that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid investments if qualified institutional buyers are unwilling to purchase these securities.

Illiquid investments and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid investments and restricted securities generally is more volatile than that of more liquid investments, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid investments and restricted securities may also be more difficult to value, especially in challenging markets. The Adviser’s judgment may play a greater role in the valuation process. Investment of the Fund’s assets in illiquid investments and restricted securities may restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it.

To the extent that the traditional dealer counterparties that engage in debt trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the debt markets. Additionally, market participants other than the Fund may attempt to sell debt holdings at the same time as the Fund, which could cause downward pricing pressure and contribute to illiquidity.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Risk. To the extent the Fund invests in common stocks, preferred stocks, convertible securities, rights and warrants, it will be exposed to equity risk. Equity markets may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Preferred stocks often behave more like fixed income securities. If interest rates rise, the value of preferred stocks having a fixed dividend rate tends to fall. The value of convertible securities fluctuates with the value of the underlying stock or the issuer’s credit rating. Rights and warrants do not necessarily move in parallel with the price of the underlying stock and the market for rights and warrants may be limited.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The NAV of the Fund changes daily based on the performance of the securities in which it invests. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class sector and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

MLP Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MLP Risk. Investments in MLPs involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. MLPs are generally considered interest-rate sensitive investments.

Real Estate Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Industry Concentration Risk. The Fund concentrates its investments in the real estate industry and its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of the Fund’s shares is affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing, and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general. To the extent that the Fund invests in real estate securities designated as REITs, if a court were to disregard the limited liability legal structure of a REIT, the Fund could be liable for a portion of claims in excess of that REITs assets, such as claims arising from environmental problems. Failure to qualify as a REIT under the Code would increase the REIT’s tax liability thereby reducing the REIT’s net income available for investment or distribution; additionally, certain preferred tax treatment of distributions would no longer be passed through to investors.

REIT Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Tax Risks. Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment.

Distributions paid by REITs generally will not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. Such dividends, however, may qualify as Section 199A dividends. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Underlying Funds/AIFs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Funds/AIFs Risk. As a result of the Fund’s investments in Underlying Funds, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. Additional risks of investing in Underlying Funds are described below:

●	Strategies Risk: Each Underlying Fund and AIF is subject to specific risks, depending on the nature of the Underlying Fund/AIF. Inverse ETFs will limit the Fund’s participation in market gains.

●	ETF Tracking Risk: Investment in the Fund should be made with the understanding that the index-linked ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.

●	Risk Related to NAV and Market Price: The market value of ETF and closed-end fund shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to NAV. In addition, certain ETFs and closed-end funds traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

●	Additional Risks: The strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating investments in the manner the Sub-Adviser considers optimal. Under Section 12(d)(1)(A) of the 1940 Act, the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of the Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. Under Section 12(d)(1)(C) of the 1940 Act, the Fund, together with any other investment companies for which the Adviser acts as an investment adviser, may not, in the aggregate, own more than 10% of the total outstanding voting stock of a registered closed-end investment company. Section 12(d)(1)(F) of the 1940 Act provides that the limitations of Section 12(d)(1) described above shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such Underlying Fund is owned by the Fund and all affiliated persons of the Fund, and (ii) certain requirements are met with respect to sales charges. In addition, Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) permits the Fund to invest in Underlying Funds beyond the limitations of Section 12(d)(1) described above, subject to various conditions, including that the Fund enter into an investment agreement with the Underlying Fund (which agreements may impose additional conditions on the Fund).

Stockholder Activism [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stockholder Activism. The Fund may in the future become the target of stockholder activism. Stockholder activism could result in substantial costs and divert management’s and the Board’s attention and resources from its business. Also, the Fund may be required to incur significant legal and other expenses related to any activist stockholder matters. Further, the Fund’s stock price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any stockholder activism.

Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions. Delaware law and the Fund’s Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund, including the adoption of a staggered Board of Trustees and the supermajority voting requirements. These provisions could deprive the common shareholders of opportunities to sell their common shares at a premium over the then current market price of the common shares or at NAV.

Risks Associated with Additional Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Additional Offerings. There are risks associated with offerings of additional common or preferred shares of the Fund. The voting power of current shareholders will be diluted to the extent that current shareholders do not purchase shares in any future offerings of shares or do not purchase sufficient shares to maintain their percentage interest. In addition, the sale of shares in an offering may have an adverse effect on prices in the secondary market for the Fund’s shares by increasing the number of shares available, which may put downward pressure on the market price of the Fund’s Shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

In the event any series of fixed rate preferred shares are issued and such shares are intended to be listed on an exchange, prior application will have been made to list such shares. During an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, although they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period. Fixed rate preferred shares may trade at a premium to or discount from liquidation value.

There are risks associated with an offering of Rights (in addition to the risks discussed herein related to the offering of shares and preferred shares). Shareholders who do not exercise their rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their rights. As a result of such an offering, a shareholder may experience dilution in NAV per share if the subscription price per share is below the NAV per share on the expiration date. In addition to the economic dilution described above, if a shareholder does not exercise all of its Rights, the shareholder will incur voting dilution as a result of the Rights offering. This voting dilution will occur because the shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the Rights offering.

There is a risk that changes in market conditions may result in the underlying common shares or preferred shares purchasable upon exercise of Rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the Rights. If investors exercise only a portion of the rights, the number of shares issued may be reduced, and the shares may trade at less favorable prices than larger offerings for similar securities. Rights issued by the Fund may be transferable or non-transferable rights.

Secondary Market for the Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Market for the Common Shares. The issuance of shares of the Fund through the Fund’s dividend reinvestment plan (“Plan”) may have an adverse effect on the secondary market for the Fund’s shares. The increase in the number of outstanding shares resulting from the issuances pursuant to the Plan and the discount to the market price at which such shares may be issued, may put downward pressure on the market price for the Common Shares. When the shares are trading at a premium, the Fund may also issue shares that may be sold through private transactions effected on the NYSE or through broker-dealers.